Share Capital (Details) - Schedule of stock option activities and related information - shares	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock option activities and related information [Abstract]
Ordinary shares, shares authorized	1,200,000,000	200,000,000
Ordinary shares, Issued and outstanding	26,986,203	24,393,218